Intangible Assets - Summary of Amortization of Intangible Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Amortization of intangible assets	₩ 145	₩ 176
Cost of Revenue
Disclosure Of Intangible Assets [Line Items]
Amortization of intangible assets	40	94
Selling, General and Administrative Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization of intangible assets	68	53
Research and Development
Disclosure Of Intangible Assets [Line Items]
Amortization of intangible assets	₩ 37	₩ 29